Note 5 - Personnel Expenses, Including Share-based Remuneration - Research and Development Expenditure (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Total research and development costs	$ 50,537	$ 44,055	$ 38,736
Less: Capitalized development costs excluded from personnel expenses (Note 11)	6,825	4,862	7,110
Net expensed research and development costs	$ 43,713	$ 39,193	$ 31,626